Operations (Tables)	6 Months Ended	9 Months Ended
	Jun. 30, 2021	Sep. 30, 2021
Operations
Schedule of the Company's major subsidiaries, major VIE and major VIE's subsidiary

			Percentage of
			Direct/
			Indirect
	Date of	Place of	Economic
Company	Incorporation	Incorporation	Interest
Major Subsidiaries
Weibo Hong Kong Limited (“Weibo HK”)	July 19, 2010	Hong Kong	100%

Weibo Internet Technology (China) Co., Ltd. (“Weibo Technology” or “the WFOE”)	October 11, 2010	PRC	100%

WB Online Investment Limited (“WB Online”)	June 5, 2014	Cayman Islands	100%

Hangzhou Weishichangmeng Advertising Co., Ltd. (“Weishichangmeng”)	September 25, 2018	PRC	100%

Major VIEs
Beijing Weimeng Technology Co., Ltd (“Weimeng”)	August 9, 2010	PRC	99%

Beijing Weimeng Chuangke Investment Management Co., Ltd. (“Weimeng Chuangke”)	April 9, 2014	PRC	100%

Major VIEs' subsidiary
Beijing Weibo Interactive Internet Technology Co., Ltd. (“Weibo Interactive”)	Acquired in May 2013	PRC	100%

			Percentage of
			Direct/
			Indirect
	Date of	Place of	Economic
Company	Incorporation	Incorporation	Interest
Major Subsidiaries
Weibo Hong Kong Limited (“Weibo HK”)	July 19, 2010	Hong Kong	100%

Weibo Internet Technology (China) Co., Ltd. (“Weibo Technology” or “the WFOE”)	October 11, 2010	PRC	100%

WB Online Investment Limited (“WB Online”)	June 5, 2014	Cayman Islands	100%

Hangzhou Weishichangmeng Advertising Co., Ltd. (“Weishichangmeng”)	September 25, 2018	PRC	100%

Major VIEs
Beijing Weimeng Technology Co., Ltd (“Weimeng”)	August 9, 2010	PRC	99%

Beijing Weimeng Chuangke Investment Management Co., Ltd. (“Weimeng Chuangke”)	April 9, 2014	PRC	100%

Major VIEs’ subsidiary
Beijing Weibo Interactive Internet Technology Co., Ltd. (“Weibo Interactive”)	Acquired in May 2013	PRC	100%

Schedule of total cost and expenses allocated from SINA

	Six Months Ended June 30,
	2020	2021
	(Unaudited)
	(In thousands)
Cost of revenues	$11,112	$7,691
Sales and marketing	3,555	2,350
Product development	5,528	5,225
General and administrative	2,934	3,337
	$23,129	$18,603

	Nine Months Ended September 30,
	2020	2021

	(In thousands)
Cost of revenues	$14,210	$11,544
Sales and marketing	1,079	2,832
Product development	7,112	7,692
General and administrative	6,725	6,728
	$29,126	$28,796

Schedule of assets, liabilities, results of operations and cash flows of the VIE and the VIE's subsidiaries taken as a whole.

	As of
	December 31, 2020	June 30, 2021

	(In thousands)
Cash, cash equivalents and short-term investments	$445,210	$340,157
Accounts receivable	431,022	532,243
Prepaid expenses and other current assets	55,653	178,561
Amount due from SINA	31,142	26,032
Property and equipment, net	692	1,499
Operating lease assets	1,783	5,054
Intangible assets	146,976	157,177
Goodwill	61,712	113,604
Long-term investments	394,745	369,686
Deferred tax assets	15,392	15,516
Others	223	250,268
Total assets	$1,584,550	$1,989,797

Accounts payable	$83,336	$97,710
Accrued and other liabilities	341,552	399,549
Deferred revenues	85,846	89,098
Income taxes payable	26,417	67,347
Amount due to the subsidiaries of the Group	968,138	1,285,039
Operating lease liability	1,704	5,060
Deferred tax liability	32,418	34,008
Other non-current liabilities	2,102	8,506
Total liabilities	$1,541,513	$1,986,317

	Six Months Ended June 30,
	2020	2021
	(Unaudited)
	(In thousands)
Net revenues	$570,963	$794,981
Net loss after intercompany service fee charge	$(37,727)	$(62,726)

	Six Months Ended June 30,
	2020	2021
	(Unaudited)
	(In thousands)
Net cash provided by (used in) operating activities	$(55,363)	$317,989
Net cash used in investing activities	(40,927)	(468,791)
Net cash provided by financing activities	36,837	31,406
Net decrease in cash and cash equivalents	$(59,453)	$(119,396)

	As of
	December 31, 2020	September 30, 2021

	(In thousands)
Cash, cash equivalents and short-term investments	$445,210	$359,508
Accounts receivable	431,022	599,831
Prepaid expenses and other current assets	55,653	445,338
Amount due from SINA	31,142	28,175
Property and equipment, net	692	1,872
Operating lease assets	1,783	4,602
Intangible assets	146,976	170,756
Goodwill	61,712	128,576
Long-term investments	394,745	412,122
Deferred tax assets	15,392	15,542
Others	223	245,006
Total assets	$1,584,550	$2,411,328

Accounts payable	$83,336	$114,551
Accrued and other liabilities	341,552	414,080
Deferred revenues	85,846	79,001
Income taxes payable	26,417	101,337
Amount due to the subsidiaries of the Group	968,138	1,666,777
Operating lease liability	1,704	4,587
Deferred tax liability	32,418	37,520
Other non-current liabilities	2,102	11,715
Total liabilities	$1,541,513	$2,429,568

	Nine Months Ended September 30,
	2020	2021

	(In thousands)
Net revenues	$925,789	$1,286,641
Net loss after intercompany service fee charge	$(138,779)	$(90,069)

	Nine Months Ended September 30,
	2020	2021

	(In thousands)
Net cash provided by (used in) operating activities	$(20,553)	$363,351
Net cash used in investing activities	(30,331)	(816,742)
Net cash provided by financing activities	46,236	326,392
Net decrease in cash and cash equivalents	$(4,648)	$(126,999)